OPERATING CONTEXT - Additional Information ll (Details) R$ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 21, 2020 BRL (R$)	Jan. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 USD ($)
Operational Context [Line Items]
Aggregate value of shares subscribed by entity			R$ 6,232,329
Preferred shares, ratio			1
Common shares
Operational Context [Line Items]
Number of shares subscribed by entity | shares			166,379,229,311
Preferred shares
Operational Context [Line Items]
Number of shares subscribed by entity | shares			86,326,103,046
ENBpar
Operational Context [Line Items]
Consideration for transfer of interest	R$ 1,212,148			$ 233,253
Value for right to preemptive subscription			R$ 3,500,000
Right to preemptive subscription (in shares) | shares			141,916,224,437
Eletronuclear
Operational Context [Line Items]
Payment to be made on the settlement date for giving priority to credits related to cumulative preferred dividends			R$ 2,698,927
Payment to be made on the settlement date primarily through the capitalization of advances for a future capital increase		R$ 3,529,309
Eletronuclear | Common shares
Operational Context [Line Items]
Number of shares issued during the period | shares			308,443,302,951
Aggregate value of shares issued during the period			R$ 7,606,964
Eletronuclear | Preferred shares
Operational Context [Line Items]
Number of shares issued during the period | shares			86,367,502,441
Aggregate value of shares issued during the period			R$ 2,130,033
Total issuance value directed to capital reserve for payment of cumulative preferred dividends			R$ 2,704,317